Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Fair Value Hedges
Gain (loss) in income	$ (12.5)	$ 36.8
Cost of products sold [Member]
Fair Value Hedges
Gain (loss) in income	0.5	(3.4)
Marketing General and Administrative Expense [Member]
Fair Value Hedges
Gain (loss) in income	$ (13.0)	$ 40.2